Statement of Investments

July 31, 2021 (unaudited)

Aberdeen Australia Equity Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)

LONG-TERM INVESTMENTS—104.4%
COMMON STOCKS—104.4%
AUSTRALIA—89.0%
40,000	Afterpay Ltd. (a)	Information Technology Services— 1.9%	$2,843,294
88,800	Altium Ltd.	Software— 1.5%	2,217,786
180,800	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure— 3.8%	5,540,650
87,300	ASX Ltd.	Capital Markets— 3.4%	4,945,508
1,180,100	AusNet Services	Electric Utilities— 1.1%	1,578,242
276,500	Australia & New Zealand Banking Group Ltd.	Banks— 3.8%	5,629,146
1,943,200	Beach Energy Ltd.	Oil, Gas & Consumable Fuels— 1.2%	1,709,283
412,900	BHP Group PLC	Metals & Mining— 9.1%	13,368,189
162,900	Charter Hall Group	Equity Real Estate Investment Trusts (REIT)— 1.3%	1,946,629
29,200	Cochlear Ltd.	Health Care— 3.6%	5,282,832
185,500	Commonwealth Bank of Australia	Banks— 9.2%	13,598,646
54,400	CSL Ltd.	Biotechnology— 7.9%	11,581,248
154,800	Endeavour Group Ltd. (a)	Food & Staples Retailing— 0.5%	753,168
375,300	Goodman Group, REIT	Equity Real Estate Investment Trusts (REIT)— 4.2%	6,242,050
466,100	Insurance Australia Group Ltd.	Insurance— 1.1%	1,662,184
56,500	James Hardie Industries PLC	Construction Materials— 1.3%	1,906,228
47,800	Macquarie Group Ltd.	Capital Markets— 3.8%	5,519,391
836,200	Medibank Pvt Ltd.	Insurance— 1.4%	2,039,394
1,414,000	Mirvac Group, REIT	Equity Real Estate Investment Trusts (REIT)— 2.0%	2,967,846
463,600	National Australia Bank Ltd.	Banks— 6.0%	8,840,732
127,400	Newcrest Mining Ltd.	Metals & Mining— 1.7%	2,462,329
325,500	Northern Star Resources Ltd.	Metals & Mining— 1.6%	2,425,355
217,400	OZ Minerals Ltd.	Metals & Mining— 2.5%	3,685,766
24,000	Pro Medicus Ltd.	Health Care Technology— 0.7%	1,025,933
535,700	Sydney Airport (a)	Transportation Infrastructure— 2.1%	3,082,511
1,792,000	Telstra Corp. Ltd.	Diversified Telecommunication Services— 3.4%	4,991,479
102,800	Wesfarmers Ltd.	Multiline Retail— 3.2%	4,634,907
84,300	Westpac Banking Corp.	Banks— 1.0%	1,514,234
176,400	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels— 1.9%	2,833,683
144,100	Woolworths Group Ltd.	Food & Staples Retailing— 2.8%	4,122,156
			130,950,799

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)

Aberdeen Australia Equity Fund, Inc.

NEW ZEALAND—10.3%
490,400	Auckland International Airport Ltd. (a)	Transportation Infrastructure— 1.7%	$2,447,065
120,100	Fisher & Paykel Healthcare Corp. Ltd.	Health Care— 1.8%	2,647,028
333,900	Mercury NZ Ltd. (a)	Electric Utilities— 1.0%	1,563,308
442,200	Spark New Zealand Ltd. (a)	Diversified Telecommunication Services— 1.0%	1,456,553
68,300	Xero Ltd. (a)	Software— 4.8%	7,086,282
			15,200,236
UNITED KINGDOM—2.7%
45,700	Rio Tinto PLC - London Listing	Metals & Mining— 2.7%	3,881,776
UNITED STATES—2.4%
133,800	ResMed, Inc.	Health Care— 2.4%	3,570,482
Total Long-Term Investments—104.4% (cost $116,510,142)			153,603,293

Shares	Description		Value (US$)

SHORT-TERM INVESTMENT—0.0%
28,292	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)		28,292
Total Short-Term Investment—0.0% (cost $28,292)			28,292
Total Investments—104.4% (cost $116,538,434)			153,631,585
Liabilities in Excess of Other Assets—(4.4)%			(6,496,800)
Net Assets—100.0%			$147,134,785

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Australia Equity Fund, Inc.